RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ZNTB [Member]
Office rental paid on behalf of the Group	$ 0	$ 189,235	$ 0
BXDT [Member]
System Service Fees	618,119	485,190	0
Changtongfu [Member]
YCloud service revenue	158,518	4,646,329	0
HZTC [Member]
System Service Fees	$ 0	$ 739,016	$ 0